TRADE AND OTHER RECEIVABLES (Tables) - Trade and other receivables	12 Months Ended
Dec. 31, 2023
TRADE AND OTHER RECEIVABLES
Schedule of trade and other receivables

	As at	As at
	December 31,	December 31,
	2023	2022
Trade receivables	18,641	16,231
Sales tax	—	397
Trade and other receivables	18,641	16,628

Schedule of aging of trade and other receivables

	As at	As at
	December 31,	December 31,
	2023	2022
Less than one month	17,711	15,759
Between two and three months	1,275	1,313
Greater than three months	1,714	1,594
	20,700	18,666
Provision for expected credit losses	(2,059)	(2,435)
Trade receivables	18,641	16,231

Schedule of provision for expected credit losses

Balance as at December 31, 2021	2,415
Net additional provision for doubtful debts	(629)
Provision for late interest receivable	649
Balance as at December 31, 2022	2,435
Net additional provision for doubtful debts	(376)
Balance as at December 31, 2023	2,059